Loss (earnings) Per Share - Narrative (Details) - shares shares in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive potential common shares excluded from diluted earnings per share calculation (shares)	5.4	9.0	11.3